J.P. MORGAN INCOME FUNDS

JPMORGAN TRUST I

JPMorgan Emerging Markets Debt Fund
JPMorgan Real Return Fund
JPMorgan Strategic Income Opportunities Fund
JPMorgan Total Return Fund

JPMORGAN TRUST II

JPMorgan Core Bond Fund
JPMorgan Core Plus Bond Fund
JPMorgan Government Bond Fund
JPMorgan High Yield Fund
JPMorgan Limited Duration Bond Fund
JPMorgan Mortgage-Backed Securities Fund
JPMorgan Short Duration Bond Fund
JPMorgan Treasury & Agency Fund

J.P. MORGAN MUTUAL FUND GROUP

JPMorgan Short Term Bond Fund II
(each a “Fund” and collectively the “Funds”)

Supplement dated September 1, 2010
to the Class A, Class B, Class C and Select Class Shares
Prospectus dated July 1, 2010

New Select Class Share Investment Minimum for J.P. Morgan Trustees, Officers and Employees. Effective September 1, 2010, the investment minimum for Select Class Shares purchased by officers, directors, trustees, retirees and employees, and their immediate family members of J.P. Morgan Funds and JPMorgan Chase & Co. and its subsidiaries and affiliates (collectively “Eligible Investors”) will be lowered from $2,500 to $1,000 for all of the Funds other than JPMorgan Mortgage-Backed Securities Fund and JPMorgan Treasury & Agency Fund. In addition, Eligible Investors will be able to open a Select Class Shares account for all Funds other than JPMorgan Mortgage-Backed Securities Fund and JPMorgan Treasury & Agency Fund for an initial investment of $100 if they sign up for a monthly systematic investment of $100 per month. This minimum is only available if the Select Class Shares account is opened directly with the Funds and not through a Financial Intermediary. All other accounts will continue to be opened as Class A Shares accounts. The investment minimum for purchases of Select Class Shares by Eligible Investors of JPMorgan Mortgage-Backed Securities Fund and JPMorgan Treasury & Agency Fund will continue to be $10,000.

Changes to Prospectus Disclosure. The following changes shall be made to the prospectus effective on September 1, 2010:

A.	The fifth paragraph under “How do I open an account?” on page 80 of the Prospectus is deleted and replaced with the following:

Employees of JPMorgan Chase and its subsidiaries and affiliates may purchase additional Select Class Shares for Select Class Shares accounts opened on or before February 18, 2005 without regard to this minimum. Officers, directors, trustees, retirees and employees, and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents, and any dependent of the person, as defined in Section 152 of the Internal Revenue Code), of J.P. Morgan Funds and JPMorgan

SUP-INC-910

Chase and its subsidiaries and affiliates may also open new Select Class Shares accounts subject to a $1,000 minimum investment requirement ($10,000 for the Mortgage-Backed Securities Fund and the Treasury & Agency Fund) provided such accounts are opened directly with the Funds and not through a Financial Intermediary. Please call 1-800-480-4111 for more information. All other new accounts for officers, directors, trustees, retirees and employees and their immediate family members of J.P. Morgan Funds or JPMorgan Chase or its subsidiaries and affiliates will be opened as Class A Shares accounts, which have higher expenses than Select Class Shares.

B.	The following paragraph is added prior to the last sentence in the first paragraph under “In which shares can I automatically invest on a systematic basis?” on page 82 of the Prospectus:

Officers, directors, trustees, retirees and employees, and their immediate family members of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates (“Eligible Investors”) may participate in automatic investments of Select Class Shares of the Funds other than the Mortgage-Backed Securities Fund and the Treasury & Agency Fund from their bank account through a Systematic Investment Plan. An Eligible Investor may choose to make an initial investment of an amount less than the required minimum of $1,000 of Select Class Shares per Fund other than Mortgage-Backed Securities Fund and the Treasury & Agency Fund as long as his or her initial investment is at least $100 and he or she agrees to make regular monthly investments of at least $100.

C.	Item 3 under “Waiver of the Class A Sales Charge” on page 85 of the Prospectus is deleted and replaced with the following:

3.	Bought by officers, directors, trustees, retirees and employees, and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents, and any dependent of the person, as defined in Section 152 of the Internal Revenue Code) of:

•	J.P. Morgan Funds
•	JPMorgan Chase and its subsidiaries and affiliates.

Officers, directors, trustees, retirees and employees, and their immediate family members of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates may open new Select Class Shares accounts subject to a $1,000 minimum investment requirement ($10,000 for the Mortgage-Backed Securities Fund and the Treasury & Agency Fund), provided such accounts are opened directly with the Funds and not through a Financial Intermediary. Select Class Shares have lower expenses than Class A Shares. Please call 1-800-480-4111 for more information concerning all of the Funds’ other share classes.

Additional Changes. The following sentence is added after the second sentence in the second paragraph under “How do I open an account?” section on page 80 of the Prospectus.

If you already hold Class B Shares of a Fund you may purchase Class A or Class C Shares in the same Fund without regard to the initial minimum investment requirement, however, subsequent investment requirements will apply.

The following paragraph is added before the new disclosure identified above in B under “In which shares can I automatically invest on a systematic basis?” on page 82 of the Prospectus.

If you already hold Class B Shares of a Fund, you may purchase Class A or Class C Shares in the same Fund through a Systematic Investment Plan without regard to the initial minimum investment requirement, however, subsequent investment requirements will apply.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan SmartRetirement Income Fund®
JPMorgan SmartRetirement 2010 FundSM
JPMorgan SmartRetirement 2015 FundSM
JPMorgan SmartRetirement 2020 FundSM
JPMorgan SmartRetirement 2025 FundSM
JPMorgan SmartRetirement 2030 FundSM
JPMorgan SmartRetirement 2035 FundSM
JPMorgan SmartRetirement 2040 FundSM
JPMorgan SmartRetirement 2045 FundSM
JPMorgan SmartRetirement 2050 FundSM
(Select Class Shares)
(each a “Fund” and collectively the “Funds”)
(each, a series of JPMorgan Trust I)

Supplement dated September 1, 2010
to the Class A, Class C and Select Class Shares
Prospectus dated November 1, 2009, as supplemented

New Select Class Share Investment Minimum for J.P. Morgan Trustees, Officers and Employees. Effective September 1, 2010, the investment minimum for Select Class Shares purchased by officers, directors, trustees, retirees and employees, and their immediate family members, of J.P. Morgan Funds and JPMorgan Chase & Co. and its subsidiaries and affiliates (collectively “Eligible Investors”) will be lowered from $2,500 to $1,000 for the Funds. In addition, Eligible Investors will be able to open a Select Class Shares account for the Funds for an initial investment of $100 if they sign up for a monthly systematic investment of $100 per month. This minimum is only available if the Select Class Shares account is opened directly with the Funds and not through a Financial Intermediary. All other accounts will continue to be opened as Class A Shares accounts.

Changes to Prospectus Disclosure. The following changes shall be made to the prospectus effective on September 1, 2010:

A.	The fifth and sixth paragraphs under “How do I open an account?” on page 59 of the Prospectus are deleted and replaced with the following:

Officers, directors, trustees, retirees and employees, and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents, and any dependent of the person, as defined in Section 152 of the Internal Revenue Code), of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates may open new Select Class Shares accounts subject to a $1,000 minimum investment requirement provided such accounts are opened directly with the Funds and not through a Financial Intermediary. Please call 1-800-480-4111 for more information. All other new accounts for officers, directors or trustees, retirees and employees and their immediate family members of J.P. Morgan Funds or JPMorgan Chase or its subsidiaries and affiliates will be opened as Class A Shares accounts, which have higher expenses than Select Class Shares.

B.	The following paragraph is added prior to the last sentence in the first paragraph under “In which shares can I automatically invest on a systematic basis?” on page 60 of the Prospectus:

Officers, directors, trustees, retirees and employees, and their immediate family members of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates (“Eligible Investors”) may participate in automatic investments of Select Class Shares of the Funds from their bank account through a Systematic Investment Plan. An Eligible Investor may choose to make an initial investment of an amount less than the required minimum of $1,000 of Select Class Shares per Fund as long as his or her initial investment is at least $100 and he or she agrees to make regular monthly investments of at least $100.

SUP-SR-910

C.	Item 3 under “Waiver of the Class A Sales Charge” on page 62 of the Prospectus is deleted and replaced with the following:

3.	Bought by officers, directors, trustees, retirees and employees, and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents, and any dependent of the person, as defined in Section 152 of the Internal Revenue Code), of:

•	J.P. Morgan Funds

•	JPMorgan Chase and its subsidiaries and affiliates.

Officers, directors, trustees, retirees and employees, and their immediate family members, of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates may open new Select Class Shares accounts subject to a $1,000 minimum investment requirement provided such accounts are opened directly with the Funds and not through a Financial Intermediary. Select Class Shares have lower expenses than Class A Shares. Please call 1-800-480-4111 for more information concerning all of the Funds’ other share classes.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

J.P. MORGAN TAX AWARE FUNDS

JPMorgan Tax Aware Real Return Fund
JPMorgan Tax Aware U.S. Equity Fund
(Select Class Shares)
(each, a series of JPMorgan Trust I)

Supplement dated September 1, 2010
to the Class A, Class B, Class C and Select Class Shares
Prospectus dated February 28, 2010, as supplemented

New Select Class Share Investment Minimum for J.P. Morgan Trustees, Officers and Employees. Effective September 1, 2010, the investment minimum for Select Class Shares purchased by officers, directors, trustees, retirees and employees, and their immediate family members of J.P. Morgan Funds and JPMorgan Chase & Co. and its subsidiaries and affiliates (collectively “Eligible Investors”) will be lowered from $2,500 to $1,000 for the Funds. In addition, Eligible Investors will be able to open a Select Class Shares account for the Funds for an initial investment of $100 if they sign up for a monthly systematic investment of $100 per month. This minimum is only available if the Select Class Shares account is opened directly with the Funds and not through a Financial Intermediary. All other accounts will continue to be opened as Class A Shares accounts.

Changes to Prospectus Disclosure. The following changes shall be made to the prospectus effective on September 1, 2010:

A.	The fourth paragraph under “How do I open an account?” on page 21 of the Prospectus is deleted and replaced with the following:

Select Class Shares are subject to a $1,000,000 minimum investment requirement. An investor can combine purchases of Select Class Shares of other J.P. Morgan Funds in order to meet the minimum. A Financial Intermediary may impose different investment minimums. There are no minimum levels for subsequent purchases. Select Class shareholders who hold their shares as a result of the reorganization of certain J.P. Morgan Funds in September 2001 may purchase Select Class Shares without regard to this minimum. Officers, directors, trustees, retirees and employees, and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents, and any dependent of the person, as defined in Section 152 of the Internal Revenue Code), of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates may also open new Select Class Shares accounts subject to a $1,000 minimum investment requirement provided such accounts are opened directly with the Funds and not through a Financial Intermediary. Please call 1-800-480-4111 for more information. All other new accounts for officers, directors or trustees, retirees and employees and their immediate family members of J.P. Morgan Funds or JPMorgan Chase or its subsidiaries and affiliates will be opened as Class A Shares accounts, which have higher expenses than Select Class Shares.

B.	The following paragraph is added prior to the last sentence in the first paragraph under “In which shares can I automatically invest on a systematic basis?” on page 23 of the Prospectus:

Officers, directors, trustees, retirees and employees, and their immediate family members of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates (“Eligible Investors”) may participate in automatic investments of Select Class Shares of the Funds from their bank account through a Systematic Investment Plan. An Eligible Investor may choose to make an initial investment of an amount less than the required minimum of $1,000 of Select Class Shares per Fund as long as his or her initial investment is at least $100 and he or she agrees to make regular monthly investments of at least $100.

SUP-TA-910

C.	Item 3 under “Waiver of the Class A Sales Charge” on page 25 of the Prospectus is deleted and replaced with the following:

3.	Bought by officers, directors, trustees, retirees and employees, and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents, and any dependent of the person, as defined in Section 152 of the Internal Revenue Code) of:

•	J.P. Morgan Funds

•	JPMorgan Chase and its subsidiaries and affiliates.

Officers, directors, trustees, retirees and employees, and their immediate family members of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates may open new Select Class Shares accounts subject to a $1,000 minimum investment requirement provided such accounts are opened directly with the Funds and not through a Financial Intermediary. Select Class Shares have lower expenses than Class A Shares. Please call 1-800-480-4111 for more information concerning all of the Funds’ other share classes.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

J.P. MORGAN TAX AWARE FUNDS

JPMorgan Tax Aware High Income Fund
(Select Class Shares)
(a series of JPMorgan Trust I)

Supplement dated September 1, 2010
to the Class A, Class C and Select Class Shares
Prospectus dated July 1, 2010, as supplemented

New Select Class Share Investment Minimum for J.P. Morgan Trustees, Officers and Employees. Effective September 1, 2010, the investment minimum for Select Class Shares purchased by officers, directors, trustees, retirees and employees, and their immediate family members of J.P. Morgan Funds and JPMorgan Chase & Co. and its subsidiaries and affiliates (collectively “Eligible Investors”) will be lowered from $2,500 to $1,000 for the JPMorgan Tax Aware High Income Fund (the “Fund”). In addition, Eligible Investors will be able to open a Select Class Shares account for the Fund for an initial investment of $100 if they sign up for a monthly systematic investment of $100 per month. This minimum is only available if the Select Class Shares account is opened directly with the Fund and not through a Financial Intermediary. All other accounts will continue to be opened as Class A Shares accounts.

Changes to Prospectus Disclosure. The following changes shall be made to the prospectus effective on September 1, 2010:

A.	The fourth paragraph under “How do I open an account?” on page 15 of the Prospectus is deleted and replaced with the following:

Officers, directors, trustees, retirees and employees, and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents, and any dependent of the person, as defined in Section 152 of the Internal Revenue Code), of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates may also open new Select Class Shares accounts subject to a $1,000 minimum investment requirement provided such accounts are opened directly with the Fund and not through a Financial Intermediary. Please call 1-800-480-4111 for more information. All other new accounts for officers, directors, trustees, retirees and employees and their immediate family members of J.P. Morgan Funds or JPMorgan Chase or its subsidiaries and affiliates will be opened as Class A Shares accounts, which have higher expenses than Select Class Shares.

B.	The following paragraph is added prior to the last sentence in the first paragraph under “In which shares can I automatically invest on a systematic basis?” on page 16 of the Prospectus:

Officers, directors, trustees, retirees and employees, and their immediate family members of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates (“Eligible Investors”) may participate in automatic investments of Select Class Shares of the Fund from their bank account through a Systematic Investment Plan. An Eligible Investor may choose to make an initial investment of an amount less than the required minimum of $1,000 of Select Class Shares as long as his or her initial investment is at least $100 and he or she agrees to make regular monthly investments of at least $100.

C.	Item 3 under “Waiver of the Class A Sales Charge” on page 18 of the Prospectus is deleted and replaced with the following:

3.	Bought by officers, directors, trustees, retirees and employees, and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents, and any dependent of the person, as defined in Section 152 of the Internal Revenue Code) of:

•	J.P. Morgan Funds

•	JPMorgan Chase and its subsidiaries and affiliates.

SUP-TAHI-910

Officers, directors, trustees, retirees and employees, and their immediate family members of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates may open new Select Class Shares accounts subject to a $1,000 minimum investment requirement provided such accounts are opened directly with the Fund and not through a Financial Intermediary. Select Class Shares have lower expenses than Class A Shares. Please call 1-800-480-4111 for more information concerning the Fund’s other share classes.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

JPMORGAN ACCESS FUNDS

JPMorgan Access Balanced Fund
JPMorgan Access Growth Fund

(Class A and Select Class Shares)
(Each a series of JPMorgan Trust I)
(each a “Fund” and collectively the “Funds”)

Supplement Dated September 1, 2010
to the Class A Shares and Select Class Shares Prospectuses
dated August 18, 2009, as supplemented

New Select Class Share Investment Minimum for J.P. Morgan Trustees, Officers and Employees. Effective September 1, 2010, the investment minimum for Select Class Shares purchased by officers, directors, trustees, retirees and employees and their immediate family members, of J.P. Morgan Funds and JPMorgan Chase & Co. and its subsidiaries and affiliates (collectively “Eligible Investors”) will be lowered from $2,500 to $1,000 for the Funds. In addition, Eligible Investors will be able to open a Select Class Shares account for the Funds for an initial investment of $100 if they sign up for a monthly systematic investment of $100 per month. This minimum is only available if the Select Class Shares account is opened directly with the Funds and not through a Financial Intermediary. All other accounts will continue to be opened as Class A Shares accounts.

Changes to Prospectus Disclosure. The following changes shall be made to the prospectus effective on September 1, 2010:

A.	The second paragraph under “How do I open an account?” on page 12 of each Fund’s Select Shares prospectus, is deleted and replaced with the following:

Officers, directors, trustees, retirees and employees, and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents, and any dependent of the person, as defined in Section 152 of the Internal Revenue Code), of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates may also open new Select Class Shares accounts subject to a $1,000 minimum investment requirement, provided such accounts are opened directly with the Funds and not through a Financial Intermediary. Please call 1-800-480-4111 for more information. All other new accounts for officers, directors, trustees, retirees and employees, and their immediate family members, of J.P. Morgan Funds or JPMorgan Chase or its subsidiaries and affiliates will be opened as Class A Shares accounts, which have higher expenses than Select Class Shares.

B.	The following paragraph is added immediately after the “Can I purchase shares over the telephone?” section on page 13 of each Fund’s Select Shares prospectus:

Can I automatically invest on a systematic basis?

Officers, directors, trustees, retirees and employees, and their immediate family members, of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates (“Eligible Investors”) may participate in automatic investments of Select Class Shares of the Funds from their bank account through a Systematic Investment Plan. An Eligible Investor may choose to make an initial investment of an amount less than the required minimum of $1,000 of Select Class Shares per Fund as long as his or her initial investment is at least $100 and he or she agrees to make regular monthly investments of at least $100.

C.	Item 3 under “Waiver of the Class A Sales Charge” on page 16 of the Access Balanced Fund, Class A Shares prospectus and on page 15 of the Access Growth Fund, Class A Shares prospectus, is deleted and replaced with the following:

SUP-ACCESS-910

3.	Bought by officers, directors, trustees, retirees and employees, and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents, and any dependent of the person, as defined in Section 152 of the Internal Revenue Code), of:

•	J.P. Morgan Funds

•	JPMorgan Chase and its subsidiaries and affiliates.

Officers, directors, trustees, retirees and employees, and their immediate family members, of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates may open new Select Class Shares accounts subject to a $1,000 minimum investment requirement, provided such accounts are opened directly with the Funds and not through a Financial Intermediary. Select Class Shares have lower expenses than Class A Shares. Please call 1-800-480-4111 for more information concerning all of the Funds’ other share classes.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

J.P. MORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan Emerging Economies Fund
 (a series of JPMorgan Trust I)

Supplement dated September 1, 2010
to the Class A, Class C and Select Class Share
Prospectus dated February 28, 2010

New Select Class Share Investment Minimum for J.P. Morgan Trustees, Officers and Employees. Effective September 1, 2010, the investment minimum for Select Class Shares purchased by officers, directors, trustees, retirees and employees, and their immediate family members, of J.P. Morgan Funds and JPMorgan Chase & Co. and its subsidiaries and affiliates (collectively “Eligible Investors”) will be lowered from $2,500 to $1,000 for the Fund. In addition, Eligible Investors will be able to open a Select Class Shares account for the Fund for an initial investment of $100 if they sign up for a monthly systematic investment of $100 per month. This minimum is only available if the Select Class Shares account is opened directly with the Fund and not through a Financial Intermediary. All other accounts will continue to be opened as Class A Shares accounts.

Changes to Prospectus Disclosure. The following changes shall be made to the prospectus effective on September 1, 2010:

A.	The fifth paragraph under “How do I open an account?” on page 13 of the Prospectus is deleted and replaced with the following:

Officers, directors, trustees, retirees and employees, and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents, and any dependent of the person, as defined in Section 152 of the Internal Revenue Code), of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates may also open new Select Class Shares accounts subject to a $1,000 minimum investment requirement provided such accounts are opened directly with the Fund and not through a Financial Intermediary. Please call 1-800-480-4111 for more information. All other new accounts for officers, directors, trustees, retirees and employees, and their immediate family members, of J.P. Morgan Funds or JPMorgan Chase or its subsidiaries and affiliates will be opened as Class A Shares accounts, which have higher expenses than Select Class Shares.

B.	The following paragraph is added prior to the last sentence in the first paragraph under “In which shares can I automatically invest on a systematic basis?” on page 14 of the Prospectus:

Officers, directors, trustees, retirees and employees, and their immediate family members, of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates (“Eligible Investors”) may participate in automatic investments of Select Class Shares of the Fund from their bank account through a Systematic Investment Plan. An Eligible Investor may choose to make an initial investment of an amount less than the required minimum of $1,000 of Select Class Shares as long as his or her initial investment is at least $100 and he or she agrees to make regular monthly investments of at least $100.

C.	Item 3 under “Waiver of the Class A Sales Charge” on page 16 of the Prospectus is deleted and replaced with the following:

3.	Bought by officers, directors, trustees, retirees and employees, and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents, and any dependent of the person, as defined in Section 152 of the Internal Revenue Code), of:

•	J.P. Morgan Funds

•	JPMorgan Chase and its subsidiaries and affiliates.

SUP-EE-910

Officers, directors, trustees, retirees and employees and their immediate family members, of J.P. Morgan Funds and J.P. Morgan Chase and its subsidiaries and affiliates may open new Select Class Shares accounts subject to a $1,000 minimum investment requirement, provided such accounts are opened directly with the Fund and not through a Financial Intermediary. Select Class Shares have lower expenses than Class A Shares. Please call 1-800-480-4111 for more information concerning all of the Fund’s other share classes.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

J.P. MORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan Global Focus Fund
(a series of JPMorgan Trust I)

Supplement dated September 1, 2010
to the Class A, Class C and Select Class Share
Prospectus dated February 28, 2010, as supplemented

New Select Class Share Investment Minimum for J.P. Morgan Trustees, Officers and Employees. Effective September 1, 2010, the investment minimum for Select Class Shares purchased by officers, directors, trustees, retirees and employees, and their immediate family members, of J.P. Morgan Funds and JPMorgan Chase & Co. and its subsidiaries and affiliates (collectively “Eligible Investors”) will be lowered from $2,500 to $1,000 for the Fund. In addition, Eligible Investors will be able to open a Select Class Shares account for the Fund for an initial investment of $100 if they sign up for a monthly systematic investment of $100 per month. This minimum is only available if the Select Class Shares account is opened directly with the Fund and not through a Financial Intermediary. All other accounts will continue to be opened as Class A Shares accounts.

Changes to Prospectus Disclosure. The following changes shall be made to the prospectus effective on September 1, 2010:

A.	The fifth paragraph under “How do I open an account?” on page 14 of the Prospectus is deleted and replaced with the following:

Officers, directors, trustees, retirees and employees, and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents, and any dependent of the person, as defined in Section 152 of the Internal Revenue Code), of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates may also open new Select Class Shares accounts subject to a $1,000 minimum investment requirement provided such accounts are opened directly with the Fund and not through a Financial Intermediary. Please call 1-800-480-4111 for more information. All other new accounts for officers, directors, trustees, retirees and employees, and their immediate family members, of J.P. Morgan Funds or JPMorgan Chase or its subsidiaries and affiliates will be opened as Class A Shares accounts, which have higher expenses than Select Class Shares.

B.	The following paragraph is added prior to the last sentence in the first paragraph under “In which shares can I automatically invest on a systematic basis?” on page 15 of the Prospectus:

Officers, directors, trustees, retirees and employees, and their immediate family members, of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates (“Eligible Investors”) may participate in automatic investments of Select Class Shares of the Fund from their bank account through a Systematic Investment Plan. An Eligible Investor may choose to make an initial investment of an amount less than the required minimum of $1,000 of Select Class Shares as long as his or her initial investment is at least $100 and he or she agrees to make regular monthly investments of at least $100.

C.	Item 3 under “Waiver of the Class A Sales Charge” on page 17 of the Prospectus is deleted and replaced with the following:

3.	Bought by officers, directors, trustees, retirees and employees, and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents, and any dependent of the person, as defined in Section 152 of the Internal Revenue Code), of:

•	J.P. Morgan Funds
•	JPMorgan Chase and its subsidiaries and affiliates.

SUP-GF-910

Officers, directors, trustees, retirees and employees and their immediate family members, of J.P. Morgan Funds and J.P. Morgan Chase and its subsidiaries and affiliates may open new Select Class Shares accounts subject to a $1,000 minimum investment requirement, provided such accounts are opened directly with the Fund and not through a Financial Intermediary. Select Class Shares have lower expenses than Class A Shares. Please call 1-800-480-4111 for more information concerning all of the Fund’s other share classes.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

J.P. MORGAN INTERNATIONAL FUNDS

JPMorgan International Currency Income Fund
(a series of JPMorgan Trust I)

Supplement dated September 1, 2010
to the Class A, Class C and Select Class Share
Prospectus dated February 28, 2010, as supplemented

New Select Class Share Investment Minimum for J.P. Morgan Trustees, Officers and Employees. Effective September 1, 2010, the investment minimum for Select Class Shares purchased by officers, directors, trustees, retirees and employees, and their immediate family members, of J.P. Morgan Funds and JPMorgan Chase & Co. and its subsidiaries and affiliates (collectively “Eligible Investors”) will be lowered from $2,500 to $1,000 for the Fund. In addition, Eligible Investors will be able to open a Select Class Shares account for the Fund for an initial investment of $100 if they sign up for a monthly systematic investment of $100 per month. This minimum is only available if the Select Class Shares account is opened directly with the Fund and not through a Financial Intermediary. All other accounts will continue to be opened as Class A Shares accounts.

Changes to Prospectus Disclosure. The following changes shall be made to the prospectus effective on September 1, 2010:

A.	The third paragraph under “How do I open an account?” on page 13 of the Prospectus is deleted and replaced with the following:

Select Class Shares are subject to a $1,000,000 minimum investment requirement. An investor can combine purchases of Select Class Shares of other J.P. Morgan Funds in order to meet the minimum. A Financial Intermediary may impose different investment minimums. There are no minimum levels for subsequent purchases. Officers, directors, trustees, retirees and employees, and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents, and any dependent of the person, as defined in Section 152 of the Internal Revenue Code), of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates may open new Select Class Shares accounts subject to a $1,000 minimum investment requirement provided such accounts are opened directly with the Fund and not through a Financial Intermediary. Please call 1-800-480-4111 for more information. All other new accounts for officers, directors, trustees, retirees and employees, and their immediate family members, of J.P. Morgan Funds or JPMorgan Chase or its subsidiaries and affiliates will be opened as Class A Shares accounts, which have higher expenses than Select Class Shares.

B.	The following paragraph is added prior to the last sentence in the first paragraph under “In which shares can I automatically invest on a systematic basis?” on page 14 of the Prospectus:

Officers, directors, trustees, retirees and employees, and their immediate family members, of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates (“Eligible Investors”) may participate in automatic investments of Select Class Shares of the Fund from their bank account through a Systematic Investment Plan. An Eligible Investor may choose to make an initial investment of an amount less than the required minimum of $1,000 of Select Class Shares as long as his or her initial investment is at least $100 and he or she agrees to make regular monthly investments of at least $100.

SUP-ICI-910

C.	Item 3 under “Waiver of the Class A Sales Charge” on page 16 of the Prospectus is deleted and replaced with the following:

3.	Bought by officers, directors, trustees, retirees and employees, and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents, and any dependent of the person, as defined in Section 152 of the Internal Revenue Code), of:

•	J.P. Morgan Funds

•	JPMorgan Chase and its subsidiaries and affiliates.

Officers, directors, trustees, retirees and employees, and their immediate family members, of J.P. Morgan Funds and J.P. Morgan Chase and its subsidiaries and affiliates may open new Select Class Shares accounts subject to a $1,000 minimum investment requirement, provided such accounts are opened directly with the Fund and not through a Financial Intermediary. Select Class Shares have lower expenses than Class A Shares. Please call 1-800-480-4111 for more information concerning all of the Fund’s other share classes.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

J.P. MORGAN INTERNATIONAL EQUITY FUNDS

JPMORGAN TRUST I

JPMorgan Asia Equity Fund
JPMorgan China Region Fund
JPMorgan Emerging Markets Equity Fund
JPMorgan India Fund
JPMorgan International Equity Fund
JPMorgan International Opportunities Fund
JPMorgan International Value Fund
JPMorgan Intrepid European Fund
JPMorgan Intrepid International Fund
JPMorgan Latin America Fund
JPMorgan Russia Fund

JPMORGAN TRUST II

JPMorgan International Equity Index Fund

(each a “Fund” and collectively the “Funds”)

Supplement dated September 1, 2010
to the Class A, Class B, Class C and Select Class Share

Prospectus dated February 28, 2010

New Select Class Share Investment Minimum for J.P. Morgan Trustees, Officers and Employees. Effective September 1, 2010, the investment minimum for Select Class Shares purchased by officers, directors, trustees, retirees and employees, and their immediate family members, of J.P. Morgan Funds and JPMorgan Chase & Co. and its subsidiaries and affiliates (collectively “Eligible Investors”) will be lowered from $2,500 to $1,000 for all of the Funds. In addition, Eligible Investors will be able to open a Select Class Shares account for all Funds for an initial investment of $100 if they sign up for a monthly systematic investment of $100 per month. This minimum is only available if the Select Class Shares account is opened directly with the Funds and not through a Financial Intermediary. All other accounts will continue to be opened as Class A Shares accounts.

Changes to Prospectus Disclosure. The following changes shall be made to the prospectus effective on September 1, 2010:

A.	The fifth paragraph under “How do I open an account?” on page 67 of the Prospectus is deleted and replaced with the following:

Employees of JPMorgan Chase and its subsidiaries and affiliates may purchase additional Select Class Shares for Select Class Shares accounts opened on or before February 18, 2005 without regard to this minimum. Officers, directors, trustees, retirees and employees, and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents, and any dependent of the person, as defined in Section 152 of the Internal Revenue Code), of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates may also open new Select Class Shares accounts subject to a $1,000 minimum investment requirement provided such accounts are opened directly with the Funds and not through a Financial Intermediary. Please call 1-800-480-4111 for more information. All other new accounts for officers, directors, trustees, retirees and employees, and their immediate family members, of J.P. Morgan Funds or JPMorgan Chase or its subsidiaries and affiliates will be opened as Class A Shares accounts, which have higher expenses than Select Class Shares.

SUP-INTEQ-910

B.	The following paragraph is added prior to the last sentence in the first paragraph under “In which shares can I automatically invest on a systematic basis?” on page 69 of the Prospectus:

Officers, directors, trustees, retirees and employees, and their immediate family members, of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates (“Eligible Investors”) may participate in automatic investments of Select Class Shares of the Funds from their bank account through a Systematic Investment Plan. An Eligible Investor may choose to make an initial investment of an amount less than the required minimum of $1,000 of Select Class Shares per Fund as long as his or her initial investment is at least $100 and he or she agrees to make regular monthly investments of at least $100.

C.	Item 3 under “Waiver of the Class A Sales Charge” on page 71 of the Prospectus is deleted and replaced with the following:

3.	Bought by officers, directors, trustees, retirees and employees, and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents, and any dependent of the person, as defined in Section 152 of the Internal Revenue Code), of:

•	J.P. Morgan Funds

•	JPMorgan Chase and its subsidiaries and affiliates.

Officers, directors, trustees, retirees and employees, and their immediate family members, of J.P. Morgan Funds and J.P. Morgan Chase and its subsidiaries and affiliates may open new Select Class Shares accounts subject to a $1,000 minimum investment requirement, provided such accounts are opened directly with the Funds and not through a Financial Intermediary. Select Class Shares have lower expenses than Class A Shares. Please call 1-800-480-4111 for more information concerning all of the Funds’ other share classes.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

J.P. MORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan International Opportunities Plus Fund
 (a series of JPMorgan Trust I)

Supplement dated September 1, 2010
to the Class A, Class C and Select Class Share
Prospectus dated February 28, 2010

New Select Class Share Investment Minimum for J.P. Morgan Trustees, Officers and Employees. Effective September 1, 2010, the investment minimum for Select Class Shares purchased by officers, directors, trustees, retirees and employees, and their immediate family members, of J.P. Morgan Funds and JPMorgan Chase & Co. and its subsidiaries and affiliates (collectively “Eligible Investors”) will be lowered from $2,500 to $1,000 for the Fund. In addition, Eligible Investors will be able to open a Select Class Shares account for the Fund for an initial investment of $100 if they sign up for a monthly systematic investment of $100 per month. This minimum is only available if the Select Class Shares account is opened directly with the Fund and not through a Financial Intermediary. All other accounts will continue to be opened as Class A Shares accounts.

Changes to Prospectus Disclosure. The following changes shall be made to the prospectus effective on September 1, 2010:

A.	The fifth paragraph under “How do I open an account?” on page 14 of the Prospectus is deleted and replaced with the following:

Officers, directors, trustees, retirees and employees, and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents, and any dependent of the person, as defined in Section 152 of the Internal Revenue Code), of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates may also open new Select Class Shares accounts subject to a $1,000 minimum investment requirement provided such accounts are opened directly with the Fund and not through a Financial Intermediary. Please call 1-800-480-4111 for more information. All other new accounts for officers, directors, trustees, retirees and employees, and their immediate family members, of J.P. Morgan Funds or JPMorgan Chase or its subsidiaries and affiliates will be opened as Class A Shares accounts, which have higher expenses than Select Class Shares.

B.	The following paragraph is added prior to the last sentence in the first paragraph under “In which shares can I automatically invest on a systematic basis?” on page 15 of the Prospectus:

Officers, directors, trustees, retirees and employees, and their immediate family members, of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates (“Eligible Investors”) may participate in automatic investments of Select Class Shares of the Fund from their bank account through a Systematic Investment Plan. An Eligible Investor may choose to make an initial investment of an amount less than the required minimum of $1,000 of Select Class Shares as long as his or her initial investment is at least $100 and he or she agrees to make regular monthly investments of at least $100.

C.	Item 3 under “Waiver of the Class A Sales Charge” on page 17 of the Prospectus is deleted and replaced with the following:

3.	Bought by officers, directors, trustees, retirees and employees, and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents, and any dependent of the person, as defined in Section 152 of the Internal Revenue Code), of:

•	J.P. Morgan Funds

•	JPMorgan Chase and its subsidiaries and affiliates.

SUP-IOP-910

Officers, directors, trustees, retirees and employees and their immediate family members, of J.P. Morgan Funds and J.P. Morgan Chase and its subsidiaries and affiliates may open new Select Class Shares accounts subject to a $1,000 minimum investment requirement, provided such accounts are opened directly with the Fund and not through a Financial Intermediary. Select Class Shares have lower expenses than Class A Shares. Please call 1-800-480-4111 for more information concerning all of the Fund’s other share classes.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

J.P. MORGAN SPECIALTY FUNDS

JPMorgan International Realty Fund
 (a series of JPMorgan Trust I)

Supplement dated September 1, 2010
to the Class A, Class C and Select Class Share
Prospectus dated February 28, 2010, as supplemented

New Select Class Share Investment Minimum for J.P. Morgan Trustees, Officers and Employees. Effective September 1, 2010, the investment minimum for Select Class Shares purchased by officers, directors, trustees, retirees and employees, and their immediate family members, of J.P. Morgan Funds and JPMorgan Chase & Co. and its subsidiaries and affiliates (collectively “Eligible Investors”) will be lowered from $2,500 to $1,000 for the Fund. In addition, Eligible Investors will be able to open a Select Class Shares account for the Fund for an initial investment of $100 if they sign up for a monthly systematic investment of $100 per month. This minimum is only available if the Select Class Shares account is opened directly with the Fund and not through a Financial Intermediary. All other accounts will continue to be opened as Class A Shares accounts.

Changes to Prospectus Disclosure. The following changes shall be made to the prospectus effective on September 1, 2010:

A.	The fourth paragraph under “How do I open an account?” on page 13 of the Prospectus is deleted and replaced with the following:

Officers, directors, trustees, retirees and employees, and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents, and any dependent of the person, as defined in Section 152 of the Internal Revenue Code), of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates may also open new Select Class Shares accounts subject to a $1,000 minimum investment requirement provided such accounts are opened directly with the Fund and not through a Financial Intermediary. Please call 1-800-480-4111 for more information. All other new accounts for officers, directors, trustees, retirees and employees, and their immediate family members, of J.P. Morgan Funds or JPMorgan Chase or its subsidiaries and affiliates will be opened as Class A Shares accounts, which have higher expenses than Select Class Shares.

B.	The following paragraph is added prior to the last sentence in the first paragraph under “In which shares can I automatically invest on a systematic basis?” on page 14 of the Prospectus:

Officers, directors, trustees, retirees and employees, and their immediate family members, of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates (“Eligible Investors”) may participate in automatic investments of Select Class Shares of the Fund from their bank account through a Systematic Investment Plan. An Eligible Investor may choose to make an initial investment of an amount less than the required minimum of $1,000 of Select Class Shares as long as his or her initial investment is at least $100 and he or she agrees to make regular monthly investments of at least $100.

C.	Item 3 under “Waiver of the Class A Sales Charge” on page 16 of the Prospectus is deleted and replaced with the following:

3.	Bought by officers, directors, trustees, retirees and employees, and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents, and any dependent of the person, as defined in Section 152 of the Internal Revenue Code), of:

•	J.P. Morgan Funds

•	JPMorgan Chase and its subsidiaries and affiliates.

SUP-IR-910

Officers, directors, trustees, retirees and employees and their immediate family members, of J.P. Morgan Funds and J.P. Morgan Chase and its subsidiaries and affiliates may open new Select Class Shares accounts subject to a $1,000 minimum investment requirement, provided such accounts are opened directly with the Fund and not through a Financial Intermediary. Select Class Shares have lower expenses than Class A Shares. Please call 1-800-480-4111 for more information concerning all of the Fund’s other share classes.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

J.P. MORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan International Small Cap Equity Fund
 (a series of JPMorgan Trust I)

Supplement dated September 1, 2010
to the Class A, Class B and Select Class Share
Prospectus dated February 28, 2010

New Select Class Share Investment Minimum for J.P. Morgan Trustees, Officers and Employees. Effective September 1, 2010, the investment minimum for Select Class Shares purchased by officers, directors, trustees, retirees and employees, and their immediate family members, of J.P. Morgan Funds and JPMorgan Chase & Co. and its subsidiaries and affiliates (collectively “Eligible Investors”) will be lowered from $2,500 to $1,000 for the Fund. In addition, Eligible Investors will be able to open a Select Class Shares account for the Fund for an initial investment of $100 if they sign up for a monthly systematic investment of $100 per month. This minimum is only available if the Select Class Shares account is opened directly with the Fund and not through a Financial Intermediary. All other accounts will continue to be opened as Class A Shares accounts.

Changes to Prospectus Disclosure. The following changes shall be made to the prospectus effective on September 1, 2010:

A.	The fifth paragraph under “How do I open an account?” on page 12 of the Prospectus is deleted and replaced with the following:

Employees of JPMorgan Chase and its subsidiaries and affiliates may purchase additional Select Class Shares for Select Class Shares accounts opened on or before February 18, 2005 without regard to this minimum. Officers, directors, trustees, retirees and employees, and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents, and any dependent of the person, as defined in Section 152 of the Internal Revenue Code), of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates may also open new Select Class Shares accounts subject to a $1,000 minimum investment requirement provided such accounts are opened directly with the Fund and not through a Financial Intermediary. Please call 1-800-480-4111 for more information. All other new accounts for officers, directors, trustees, retirees and employees, and their immediate family members, of J.P. Morgan Funds or JPMorgan Chase or its subsidiaries and affiliates will be opened as Class A Shares accounts, which have higher expenses than Select Class Shares.

B.	The following paragraph is added prior to the last sentence in the first paragraph under “In which shares can I automatically invest on a systematic basis?” on page 13 of the Prospectus:

Officers, directors, trustees, retirees and employees, and their immediate family members, of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates (“Eligible Investors”) may participate in automatic investments of Select Class Shares of the Fund from their bank account through a Systematic Investment Plan. An Eligible Investor may choose to make an initial investment of an amount less than the required minimum of $1,000 of Select Class Shares as long as his or her initial investment is at least $100 and he or she agrees to make regular monthly investments of at least $100.

SUP-INTSCE-910

C.	Item 3 under “Waiver of the Class A Sales Charge” on page 15 of the Prospectus is deleted and replaced with the following:

3.	Bought by officers, directors, trustees, retirees and employees, and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents, and any dependent of the person, as defined in Section 152 of the Internal Revenue Code), of:

•	J.P. Morgan Funds

•	JPMorgan Chase and its subsidiaries and affiliates.

Officers, directors, trustees, retirees and employees and their immediate family members, of J.P. Morgan Funds and J.P. Morgan Chase and its subsidiaries and affiliates may open new Select Class Shares accounts subject to a $1,000 minimum investment requirement, provided such accounts are opened directly with the Fund and not through a Financial Intermediary. Select Class Shares have lower expenses than Class A Shares. Please call 1-800-480-4111 for more information concerning all of the Fund’s other share classes.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

J.P. MORGAN MUNICIPAL BOND FUNDS

JPMORGAN TRUST I

JPMorgan California Tax Free Bond Fund
JPMorgan Intermediate Tax Free Bond Fund
JPMorgan New York Tax Free Bond Fund

JPMORGAN TRUST II

JPMorgan Short-Intermediate Municipal Bond Fund
JPMorgan Municipal Income Fund
JPMorgan Arizona Municipal Bond Fund
JPMorgan Michigan Municipal Bond Fund
JPMorgan Ohio Municipal Bond Fund
JPMorgan Tax Free Bond Fund
(each a “Fund” and collectively the “Funds”)

Supplement dated September 1, 2010
to the Class A, Class B, Class C and Select Class Share
Prospectus dated July 1, 2010

New Select Class Share Investment Minimum for J.P. Morgan Trustees, Officers and Employees. Effective September 1, 2010, the investment minimum for Select Class Shares purchased by officers, directors, trustees, retirees and employees, and their immediate family members, of J.P. Morgan Funds and JPMorgan Chase & Co. and its subsidiaries and affiliates (collectively “Eligible Investors”) will be lowered from $2,500 to $1,000 for all of the Funds. In addition, Eligible Investors will be able to open a Select Class Shares account for all Funds for an initial investment of $100 if they sign up for a monthly systematic investment of $100 per month. This minimum is only available if the Select Class Shares account is opened directly with the Funds and not through a Financial Intermediary. All other accounts will continue to be opened as Class A Shares accounts.

Changes to Prospectus Disclosure. The following changes shall be made to the prospectus effective on September 1, 2010:

A.	The fifth paragraph under “How do I open an account?” on page 57 of the Prospectus is deleted and replaced with the following:

Employees of JPMorgan Chase and its subsidiaries and affiliates may purchase additional Select Class Shares for Select Class Shares accounts opened on or before February 18, 2005 without regard to this minimum. Officers, directors, trustees, retirees and employees, and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents, and any dependent of the person, as defined in Section 152 of the Internal Revenue Code), of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates may also open new Select Class Shares accounts subject to a $1,000 minimum investment requirement provided such accounts are opened directly with the Funds and not through a Financial Intermediary. Please call 1-800-480-4111 for more information. All other new accounts for officers, directors, trustees, retirees and employees, and their immediate family members, of J.P. Morgan Funds or JPMorgan Chase or its subsidiaries and affiliates will be opened as Class A Shares accounts, which have higher expenses than Select Class Shares.

SUP-MUNI-910

B.	The following paragraph is added prior to the last sentence in the first paragraph under “In which shares can I automatically invest on a systematic basis?” on page 59 of the Prospectus:

Officers, directors, trustees, retirees and employees, and their immediate family members, of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates (“Eligible Investors”) may participate in automatic investments of Select Class Shares of the Funds from their bank account through a Systematic Investment Plan. An Eligible Investor may choose to make an initial investment of an amount less than the required minimum of $1,000 of Select Class Shares per Fund as long as his or her initial investment is at least $100 and he or she agrees to make regular monthly investments of at least $100.

C.	Item 3 under “Waiver of the Class A Sales Charge” on page 62 of the Prospectus is deleted and replaced with the following:

3.	Bought by officers, directors, trustees, retirees and employees, and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents, and any dependent of the person, as defined in Section 152 of the Internal Revenue Code), of:

•	J.P. Morgan Funds

•	JPMorgan Chase and its subsidiaries and affiliates.

Officers, directors, trustees, retirees and employees and their immediate family members, of J.P. Morgan Funds and J.P. Morgan Chase and its subsidiaries and affiliates may open new Select Class Shares accounts subject to a $1,000 minimum investment requirement, provided such accounts are opened directly with the Funds and not through a Financial Intermediary. Select Class Shares have lower expenses than Class A Shares. Please call 1-800-480-4111 for more information concerning all of the Funds’ other share classes.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

J.P. MORGAN FUNDS

JPMorgan Alternative Strategies Fund
 (a series of JPMorgan Trust I)

Supplement dated September 1, 2010
to the Class A, Class C and Select Class Share
Prospectus dated June 2, 2010, as supplemented July 29, 2010

New Select Class Share Investment Minimum for J.P. Morgan Trustees, Officers and Employees. Effective September 1, 2010, the investment minimum for Select Class Shares purchased by officers, directors, trustees, retirees and employees, and their immediate family members, of J.P. Morgan Funds and JPMorgan Chase & Co. and its subsidiaries and affiliates (collectively “Eligible Investors”) will be lowered from $2,500 to $1,000 for the Alternative Strategies Fund (the “Fund”). In addition, Eligible Investors will be able to open a Select Class Shares account for the Fund for an initial investment of $100 if they sign up for a monthly systematic investment of $100 per month. This minimum is only available if the Select Class Shares account is opened directly with the Fund and not through a Financial Intermediary. All other accounts will continue to be opened as Class A Shares accounts.

Changes to Prospectus Disclosure. The following changes shall be made to the prospectus effective on September 1, 2010:

A.	The fifth and sixth paragraphs under “How do I open an account?” on page 15 of the Prospectus are deleted and replaced with the following:

Officers, directors, trustees, retirees and employees, and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents and any dependent of the person, as defined in Section 152 of the Internal Revenue Code), of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates may open new Select Class Shares accounts subject to a $1,000 minimum investment requirement, provided such accounts are opened directly with the Fund and not through a Financial Intermediary. Please call 1-800-480-4111 for more information. All other new accounts for officers, directors, trustees, retirees and employees, and their immediate family members, of J.P. Morgan Funds or JPMorgan Chase or its subsidiaries and affiliates will be opened as Class A Shares accounts, which have higher expenses than Select Class Shares.

B.	The following paragraph is added prior to the last sentence in the first paragraph under “In which shares can I automatically invest on a systematic basis?” on page 16 of the Prospectus:

Officers, directors, trustees, retirees and employees, and their immediate family members, of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates (“Eligible Investors”) may participate in automatic investments of Select Class Shares of the Fund from their bank account through a Systematic Investment Plan. An Eligible Investor may choose to make an initial investment of an amount less than the required minimum of $1,000 of Select Class Shares of the Fund as long as his or her initial investment is at least $100 and he or she agrees to make regular monthly investments of at least $100.

C.	Item 3 under “Waiver of the Class A Sales Charge” on page 18 of the Prospectus is deleted and replaced with the following:

3.	Bought by officers, directors, trustees, retirees and employees, and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents, and any dependent of the person, as defined in Section 152 of the Internal Revenue Code), of:

•	J.P. Morgan Funds

•	JPMorgan Chase and its subsidiaries and affiliates.

SUP-ASF-910

Officers, directors, trustees, retirees and employees, and their immediate family members, of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates may open new Select Class Shares accounts subject to a $1,000 minimum investment requirement, provided such accounts are opened directly with the Fund and not through a Financial Intermediary. Select Class Shares have lower expenses than Class A Shares. Please call 1-800-480-4111 for more information concerning all of the Funds’ other share classes.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

HIGHBRIDGE FUNDS

Highbridge Dynamic Commodities Strategy Fund
(Select Class Shares)
(a series of JPMorgan Trust I)

Supplement dated September 1, 2010
to the Class A, Class C and Select Class Share
Prospectus dated February 28, 2010

New Select Class Share Investment Minimum for J.P. Morgan Trustees, Officers and Employees. Effective September 1, 2010, the investment minimum for Select Class Shares purchased by officers, directors, trustees, retirees and employees, and their immediate family members, of J.P. Morgan Funds and JPMorgan Chase & Co. and its subsidiaries and affiliates (collectively “Eligible Investors”) will be lowered from $2,500 to $1,000 for the Highbridge Dynamic Commodities Fund (the “Fund”). In addition, Eligible Investors will be able to open a Select Class Shares account for the Fund for an initial investment of $100 if they sign up for a monthly systematic investment of $100 per month. This minimum is only available if the Select Class Shares account is opened directly with the Fund and not through a Financial Intermediary. All other accounts will continue to be opened as Class A Shares accounts.

Changes to Prospectus Disclosure. The following changes shall be made to the prospectus effective on September 1, 2010:

A.	The fifth paragraph under “How do I open an account?” on page 14 of the Prospectus is deleted and replaced with the following:

Officers, directors, trustees, retirees and employees, and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents and any dependent of the person, as defined in Section 152 of the Internal Revenue Code), of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates may open new Select Class Shares accounts subject to a $1,000 minimum investment requirement, provided such accounts are opened directly with the Fund and not through a Financial Intermediary. Please call 1-800-480-4111 for more information. All other new accounts for officers, directors, trustees, retirees and employees, and their immediate family members, of J.P. Morgan Funds or JPMorgan Chase or its subsidiaries and affiliates will be opened as Class A Shares accounts, which have higher expenses than Select Class Shares.

B.	The following paragraph is added prior to the last sentence in the first paragraph under “In which shares can I automatically invest on a systematic basis?” on page 15 of the Prospectus:

Officers, directors, trustees, retirees and employees, and their immediate family members, of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates (“Eligible Investors”) may participate in automatic investments of Select Class Shares of the Fund from their bank account through a Systematic Investment Plan. An Eligible Investor may choose to make an initial investment of an amount less than the required minimum of $1,000 of Select Class Shares of the Fund as long as his or her initial investment is at least $100 and he or she agrees to make regular monthly investments of at least $100.

C.	Item 3 under “Waiver of the Class A Sales Charge” on page 17 of the Prospectus is deleted and replaced with the following:

3.	Bought by officers, directors, trustees, retirees and employees, and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents, and any dependent of the person, as defined in Section 152 of the Internal Revenue Code), of:

•	J.P. Morgan Funds
•	JPMorgan Chase and its subsidiaries and affiliates.

SUP-HDCS-910

Officers, directors, trustees, retirees and employees, and their immediate family members, of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates may open new Select Class Shares accounts subject to a $1,000 minimum investment requirement, provided such accounts are opened directly with the Fund and not through a Financial Intermediary. Select Class Shares have lower expenses than Class A Shares. Please call 1-800-480-4111 for more information concerning all of the Fund’s other share classes.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

HIGHBRIDGE FUNDS

Highbridge Statistical Market Neutral Fund
(Select Class Shares)
(a series of JPMorgan Trust I)

Supplement dated September 1, 2010
to the Class A, Class C and Select Class Share
Prospectus dated February 28, 2010

New Select Class Share Investment Minimum for J.P. Morgan Trustees, Officers and Employees. Effective September 1, 2010, the investment minimum for Select Class Shares purchased by officers, directors, trustees, retirees and employees, and their immediate family members, of J.P. Morgan Funds and JPMorgan Chase & Co. and its subsidiaries and affiliates (collectively “Eligible Investors”) will be lowered from $2,500 to $1,000 for the Highbridge Statistical Market Neutral Fund (the “Fund”). In addition, Eligible Investors will be able to open a Select Class Shares account for the Fund for an initial investment of $100 if they sign up for a monthly systematic investment of $100 per month. This minimum is only available if the Select Class Shares account is opened directly with the Fund and not through a Financial Intermediary. All other accounts will continue to be opened as Class A Shares accounts.

Changes to Prospectus Disclosure. The following changes shall be made to the prospectus effective on September 1, 2010:

A.	The fifth paragraph under “How do I open an account?” beginning on page 13 of the Prospectus is deleted and replaced with the following:

Officers, directors, trustees, retirees and employees, and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents and any dependent of the person, as defined in Section 152 of the Internal Revenue Code), of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates may open new Select Class Shares accounts subject to a $1,000 minimum investment requirement, provided such accounts are opened directly with the Fund and not through a Financial Intermediary. Please call 1-800-480-4111 for more information. All other new accounts for officers, directors, trustees, retirees and employees, and their immediate family members of J.P. Morgan Funds or JPMorgan Chase or its subsidiaries and affiliates will be opened as Class A Shares accounts, which have higher expenses than Select Class Shares.

B.	The following paragraph is added prior to the last sentence in the first paragraph under “In which shares can I automatically invest on a systematic basis?” on page 15 of the Prospectus:

Officers, directors, trustees, retirees and employees, and their immediate family members, of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates (“Eligible Investors”) may participate in automatic investments of Select Class Shares of the Fund from their bank account through a Systematic Investment Plan. An Eligible Investor may choose to make an initial investment of an amount less than the required minimum of $1,000 of Select Class Shares of the Fund as long as his or her initial investment is at least $100 and he or she agrees to make regular monthly investments of at least $100.

C.	Item 3 under “Waiver of the Class A Sales Charge” on page 17 of the Prospectus is deleted and replaced with the following:

3.	Bought by officers, directors, trustees, retirees and employees, and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents, and any dependent of the person, as defined in Section 152 of the Internal Revenue Code), of:

•	J.P. Morgan Funds
•	JPMorgan Chase and its subsidiaries and affiliates.

SUP-HSMN-910

Officers, directors, trustees, retirees and employees, and their immediate family members, of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates may open new Select Class Shares accounts subject to a $1,000 minimum investment requirement, provided such accounts are opened directly with the Fund and not through a Financial Intermediary. Select Class Shares have lower expenses than Class A Shares. Please call 1-800-480-4111 for more information concerning all of the Funds’ other share classes.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

J.P. MORGAN FUNDS

JPMorgan Income Builder Fund
(Select Class Shares)
(a series of JPMorgan Trust I)

Supplement dated September 1, 2010
to the Class A, Class C and Select Class Shares
Prospectus dated February 28, 2010

New Select Class Share Investment Minimum for J.P. Morgan Trustees, Officers and Employees. Effective September 1, 2010, the investment minimum for Select Class Shares purchased by officers, directors, trustees, retirees and employees, and their immediate family members of J.P. Morgan Funds and JPMorgan Chase & Co. and its subsidiaries and affiliates (collectively “Eligible Investors”) will be lowered from $2,500 to $1,000 for the JPMorgan Income Builder Fund (the “Fund”). In addition, Eligible Investors will be able to open a Select Class Shares account for the Fund for an initial investment of $100 if they sign up for a monthly systematic investment of $100 per month. This minimum is only available if the Select Class Shares account is opened directly with the Fund and not through a Financial Intermediary. All other accounts will continue to be opened as Class A Shares accounts.

Changes to Prospectus Disclosure. The following changes shall be made to the prospectus effective on September 1, 2010:

A.	The fourth paragraph under “How do I open an account?” on page 16 of the Prospectus is deleted and replaced with the following:

Officers, directors, trustees, retirees and employees, and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents, and any dependent of the person, as defined in Section 152 of the Internal Revenue Code), of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates may open new Select Class Shares accounts subject to a $1,000 minimum investment requirement provided such accounts are opened directly with the Fund and not through a Financial Intermediary. Please call 1-800-480-4111 for more information. All other new accounts for officers, directors, trustees, retirees and employees, and their immediate families of J.P. Morgan Funds or JPMorgan Chase or its subsidiaries and affiliates will be opened as Class A Shares accounts, which have higher expenses than Select Class Shares.

B.	The following paragraph is added prior to the last sentence in the first paragraph under “In which shares can I automatically invest on a systematic basis?” on page 17 of the Prospectus:

Officers, directors, trustees, retirees and employees, and their immediate family members, of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates (“Eligible Investors”) may participate in automatic investments of Select Class Shares of the Fund from their bank account through a Systematic Investment Plan. An Eligible Investor may choose to make an initial investment of an amount less than the required minimum of $1,000 of Select Class Shares as long as his or her initial investment is at least $100 and he or she agrees to make regular monthly investments of at least $100.

C.	Item 3 under “Waiver of the Class A Sales Charge” on page 19 of the Prospectus is deleted and replaced with the following:

3.	Bought by officers, directors, trustees, retirees and employees, and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents, and any dependent of the person, as defined in Section 152 of the Internal Revenue Code), of:

•	J.P. Morgan Funds

•	JPMorgan Chase and its subsidiaries and affiliates.

SUP-IB-910

Officers, directors, trustees, retirees and employees, and their immediate family members of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates may open new Select Class Shares accounts subject to a $1,000 minimum investment requirement provided such accounts are opened directly with the Fund and not through a Financial Intermediary. Select Class Shares have lower expenses than Class A Shares. Please call 1-800-480-4111 for more information concerning the Fund’s other share classes.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

J.P. MORGAN FUNDS

JPMorgan Strategic Preservation Fund
(Select Class Shares)
(a series of JPMorgan Trust I)

Supplement dated September 1, 2010
to the Class A, Class C and Select Class Share
Prospectus dated February 28, 2010, as supplemented

New Select Class Share Investment Minimum for J.P. Morgan Trustees, Officers and Employees. Effective September 1, 2010, the investment minimum for Select Class Shares purchased by officers, directors, trustees, retirees and employees, and their immediate family members, of J.P. Morgan Funds and JPMorgan Chase & Co. and its subsidiaries and affiliates (collectively “Eligible Investors”) will be lowered from $2,500 to $1,000 for the Strategic Preservation Fund (the “Fund”). In addition, Eligible Investors will be able to open a Select Class Shares account for the Fund for an initial investment of $100 if they sign up for a monthly systematic investment of $100 per month. This minimum is only available if the Select Class Shares account is opened directly with the Fund and not through a Financial Intermediary. All other accounts will continue to be opened as Class A Shares accounts.

Changes to Prospectus Disclosure. The following changes shall be made to the prospectus effective on September 1, 2010:

A.	The fifth paragraph under “How do I open an account?” beginning on page 15 of the Prospectus is deleted and replaced with the following:

Officers, directors, trustees, retirees and employees, and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents and any dependent of the person, as defined in Section 152 of the Internal Revenue Code), of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates may open new Select Class Shares accounts subject to a $1,000 minimum investment requirement, provided such accounts are opened directly with the Fund and not through a Financial Intermediary. Please call 1-800-480-4111 for more information. All other new accounts for officers, directors, trustees, retirees and employees, and their immediate family members, of J.P. Morgan Funds or JPMorgan Chase or its subsidiaries and affiliates will be opened as Class A Shares accounts, which have higher expenses than Select Class Shares.

B.	The following paragraph is added prior to the last sentence in the first paragraph under “In which shares can I automatically invest on a systematic basis?” on page 17 of the Prospectus:

Officers, directors, trustees, retirees and employees, and their immediate family members, of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates (“Eligible Investors”) may participate in automatic investments of Select Class Shares of the Fund from their bank account through a Systematic Investment Plan. An Eligible Investor may choose to make an initial investment of an amount less than the required minimum of $1,000 of Select Class Shares of the Fund as long as his or her initial investment is at least $100 and he or she agrees to make regular monthly investments of at least $100.

C.	Item 3 under “Waiver of the Class A Sales Charge” on page 19 of the Prospectus is deleted and replaced with the following:

3.	Bought by officers, directors, trustees, retirees and employees, and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents, and any dependent of the person, as defined in Section 152 of the Internal Revenue Code), of:

•	J.P. Morgan Funds

•	JPMorgan Chase and its subsidiaries and affiliates.

SUP-STRATP-910

Officers, directors, trustees, retirees and employees, and their immediate family members, of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates may open new Select Class Shares accounts subject to a $1,000 minimum investment requirement, provided such accounts are opened directly with the Fund and not through a Financial Intermediary. Select Class Shares have lower expenses than Class A Shares. Please call 1-800-480-4111 for more information concerning all of the Funds’ other share classes.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Dynamic Growth Fund
(Select Class Shares)
(a series of JPMorgan Trust I)

Supplement dated September 1, 2010
to the Select Class Share
Prospectus dated November 1, 2009, as supplemented August 6, 2010

New Select Class Share Investment Minimum for J.P. Morgan Trustees, Officers and Employees. Effective September 1, 2010, the investment minimum for Select Class Shares purchased by officers, directors, trustees, retirees and employees, and their immediate family members, of J.P. Morgan Funds and JPMorgan Chase & Co. and its subsidiaries and affiliates (collectively “Eligible Investors”) will be lowered from $2,500 to $1,000 for the Dynamic Growth Fund (the “Fund”). In addition, Eligible Investors will be able to open a Select Class Shares account for the Fund for an initial investment of $100 if they sign up for a monthly systematic investment of $100 per month. This minimum is only available if the Select Class Shares account is opened directly with the Fund and not through a Financial Intermediary. All other accounts will continue to be opened as Class A Shares accounts.

Changes to Prospectus Disclosure. The following changes shall be made to the prospectus effective on September 1, 2010:

A.	The second paragraph under “How do I open an account?” on page 11 of the Prospectus is deleted and replaced with the following:

•	Officers, directors, trustees, retirees and employees, and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents and any dependent of the person, as defined in Section 152 of the Internal Revenue Code), of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates may open new Select Class Shares accounts subject to a $1,000 minimum investment requirement, provided such accounts are opened directly with the Fund and not through a Financial Intermediary. Please call 1-800-480-4111 for more information. All other new accounts for officers, directors, trustees, retirees and employees, and their immediate family members, of J.P. Morgan Funds or JPMorgan Chase or its subsidiaries and affiliates will be opened as Class A Shares accounts, which have higher expenses than Select Class Shares.

B.	The following section is added following the section “Can I purchase shares over the telephone?” on page 12 of the Prospectus:

In which shares can I automatically invest on a systematic basis?

Officers, directors, trustees, retirees and employees, and their immediate family members, of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates (“Eligible Investors”) may participate in automatic investments of Select Class Shares of the Funds from their bank account through a Systematic Investment Plan. An Eligible Investor may choose to make an initial investment of an amount less than the required minimum of $1,000 of Select Class Shares per Fund as long as his or her initial investment is at least $100 and he or she agrees to make regular monthly investments of at least $100.

To establish a Systematic Investment Plan:

•	Select the “Systematic Investment Plan” option on the Account Application.

•	Provide the necessary information about the bank account from which your investments will be made.

The Fund currently does not charge for this service, but may impose a charge in the future. However, your bank may impose a charge for debiting your bank account.

SUP-DYGR-910

You may revoke your election to make systematic investments by calling 1-800-480-4111 or by sending a letter to:

J.P. Morgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

J.P. MORGAN U.S. EQUITY FUNDS

JPMORGAN TRUST I

JPMorgan Dynamic Growth Fund
JPMorgan Value Discovery Fund
(each a “Fund” and collectively the “Funds”)

Supplement dated September 1, 2010
to the Class A, Class C and Select Class Share
Prospectus dated November 1, 2009, as supplemented

New Select Class Share Investment Minimum for J.P. Morgan Trustees, Officers and Employees. Effective September 1, 2010, the investment minimum for Select Class Shares purchased by officers, directors, trustees, retirees and employees, and their immediate family members, of J.P. Morgan Funds and JPMorgan Chase & Co. and its subsidiaries and affiliates (collectively “Eligible Investors”) will be lowered from $2,500 to $1,000 for all of the Funds. In addition, Eligible Investors will be able to open a Select Class Shares account for all Funds for an initial investment of $100 if they sign up for a monthly systematic investment of $100 per month. This minimum is only available if the Select Class Shares account is opened directly with the Funds and not through a Financial Intermediary. All other accounts will continue to be opened as Class A Shares accounts.

Changes to Prospectus Disclosure. The following changes shall be made to the prospectus effective on September 1, 2010:

A.	The sixth paragraph under “How do I open an account?” on page 18 of the Prospectus is deleted and replaced with the following:

Officers, directors, trustees, retirees and employees, and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents and any dependent of the person, as defined in Section 152 of the Internal Revenue Code), of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates may open new Select Class Shares accounts subject to a $1,000 minimum investment requirement, provided such accounts are opened directly with the Funds and not through a Financial Intermediary. Please call 1-800-480-4111 for more information. All other new accounts for officers, directors, trustees, retirees and employees, and their immediate family members, of J.P. Morgan Funds or JPMorgan Chase or its subsidiaries and affiliates will be opened as Class A Shares accounts, which have higher expenses than Select Class Shares.

B.	The following paragraph is added prior to the last sentence in the first paragraph under “In which shares can I automatically invest on a systematic basis?” on page 19 of the Prospectus:

Officers, directors, trustees, retirees and employees, and their immediate family members, of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates (“Eligible Investors”) may participate in automatic investments of Select Class Shares of the Funds from their bank account through a Systematic Investment Plan. An Eligible Investor may choose to make an initial investment of an amount less than the required minimum of $1,000 of Select Class Shares per Fund as long as his or her initial investment is at least $100 and he or she agrees to make regular monthly investments of at least $100.

C.	Item 3 under “Waiver of the Class A Sales Charge” on page 21 of the Prospectus is deleted and replaced with the following:

3.	Bought by officers, directors, trustees, retirees and employees, and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents, and any dependent of the person, as defined in Section 152 of the Internal Revenue Code), of:

•	J.P. Morgan Funds

•	JPMorgan Chase and its subsidiaries and affiliates.

SUP-DGVD-910

Officers, directors, trustees, retirees and employees, and their immediate family members, of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates may open new Select Class Shares accounts subject to a $1,000 minimum investment requirement, provided such accounts are opened directly with the Funds and not through a Financial Intermediary. Select Class Shares have lower expenses than Class A Shares. Please call 1-800-480-4111 for more information concerning all of the Funds’ other share classes.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

J.P. MORGAN U.S. EQUITY FUNDS

JPMORGAN TRUST I
JPMorgan Disciplined Equity Fund
JPMorgan Diversified Fund
JPMorgan Growth and Income Fund
JPMorgan Intrepid America Fund
JPMorgan Intrepid Growth Fund
JPMorgan Intrepid Value Fund
JPMorgan U.S. Equity Fund
JPMorgan U.S. Large Cap Core Plus Fund
JPMorgan U.S. Large Cap Value Plus Fund
JPMorgan U.S. Dynamic Plus Fund
(formerly JPMorgan Intrepid Plus Fund)

JPMORGAN TRUST II
JPMorgan Equity Income Fund
JPMorgan Equity Index Fund
JPMorgan Large Cap Growth Fund
JPMorgan Large Cap Value Fund
(each a “Fund” and collectively the “Funds”)

Supplement dated September 1, 2010
to the Class A, Class B, Class C and Select Class Share
Prospectus dated November 1, 2009, as supplemented

New Select Class Share Investment Minimum for J.P. Morgan Trustees, Officers and Employees. Effective September 1, 2010, the investment minimum for Select Class Shares purchased by officers, directors, trustees, retirees and employees, and their immediate family members, of J.P. Morgan Funds and JPMorgan Chase & Co. and its subsidiaries and affiliates (collectively “Eligible Investors”) will be lowered from $2,500 to $1,000 for all of the Funds. In addition, Eligible Investors will be able to open a Select Class Shares account for all Funds for an initial investment of $100 if they sign up for a monthly systematic investment of $100 per month. This minimum is only available if the Select Class Shares account is opened directly with the Funds and not through a Financial Intermediary. All other accounts will continue to be opened as Class A Shares accounts.

Changes to Prospectus Disclosure. The following changes shall be made to the prospectus effective on September 1, 2010:

A.	The fifth paragraph under “How do I open an account?” on page 75 of the Prospectus is deleted and replaced with the following:

Employees of JPMorgan Chase and its subsidiaries and affiliates may purchase additional Select Class Shares for Select Class Shares accounts opened on or before February 18, 2005 without regard to this minimum. Officers, directors, trustees, retirees and employees, and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents and any dependent of the person, as defined in Section 152 of the Internal Revenue Code), of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates may open new Select Class Shares accounts subject to a $1,000 minimum investment requirement, provided such accounts are opened directly with the Funds and not through a Financial Intermediary. Please call 1-800-480-4111 for more information. All other new accounts for officers, directors, trustees, retirees and employees, and their immediate family members, of J.P. Morgan Funds or JPMorgan Chase or its subsidiaries and affiliates will be opened as Class A Shares accounts, which have higher expenses than Select Class Shares.

B.	The following paragraph is added prior to the last sentence in the first paragraph under “In which shares can I automatically invest on a systematic basis?” on page 77 of the Prospectus:

Officers, directors, trustees, retirees and employees, and their immediate family members, of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates (“Eligible Investors”) may participate in automatic investments of Select Class Shares of the Funds from their bank account through a Systematic Investment Plan. An Eligible Investor may choose to make an initial investment of an amount less than the required minimum of $1,000 of Select Class Shares per Fund as long as his or her initial investment is at least $100 and he or she agrees to make regular monthly investments of at least $100.

SUP-LC-910

C.	Item 3 under “Waiver of the Class A Sales Charge” on page 78 of the Prospectus is deleted and replaced with the following:

3.	Bought by officers, directors, trustees, retirees and employees, and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents, and any dependent of the person, as defined in Section 152 of the Internal Revenue Code), of:

•	J.P. Morgan Funds

•	JPMorgan Chase and its subsidiaries and affiliates.

Officers, directors, trustees, retirees and employees, and their immediate family members, of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates may open new Select Class Shares accounts subject to a $1,000 minimum investment requirement, provided such accounts are opened directly with the Funds and not through a Financial Intermediary. Select Class Shares have lower expenses than Class A Shares. Please call 1-800-480-4111 for more information concerning all of the Funds’ other share classes.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Research Equity Long/Short Fund
(Select Class Shares)
(a series of JPMorgan Trust I)

Supplement dated September 1, 2010
to the Class A, Class C and Select Class Share
Prospectus dated May 26, 2010, as supplemented June 11, 2010

New Select Class Share Investment Minimum for J.P. Morgan Trustees, Officers and Employees. Effective September 1, 2010, the investment minimum for Select Class Shares purchased by officers, directors, trustees, retirees and employees, and their immediate family members, of J.P. Morgan Funds and JPMorgan Chase & Co. and its subsidiaries and affiliates (collectively “Eligible Investors”) will be lowered from $2,500 to $1,000 for the Research Equity Long/Short Fund (the “Fund”). In addition, Eligible Investors will be able to open a Select Class Shares account for the Fund for an initial investment of $100 if they sign up for a monthly systematic investment of $100 per month. This minimum is only available if the Select Class Shares account is opened directly with the Fund and not through a Financial Intermediary. All other accounts will continue to be opened as Class A Shares accounts.

Changes to Prospectus Disclosure. The following changes shall be made to the prospectus effective on September 1, 2010:

A.	The fifth paragraph under “How do I open an account?” on page 13 of the Prospectus is deleted and replaced with the following:

Officers, directors, trustees, retirees and employees, and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents and any dependent of the person, as defined in Section 152 of the Internal Revenue Code), of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates may open new Select Class Shares accounts subject to a $1,000 minimum investment requirement, provided such accounts are opened directly with the Fund and not through a Financial Intermediary. Please call 1-800-480-4111 for more information. All other new accounts for officers, directors, trustees, retirees and employees, and their immediate family members, of J.P. Morgan Funds or JPMorgan Chase or its subsidiaries and affiliates will be opened as Class A Shares accounts, which have higher expenses than Select Class Shares.

B.	The following paragraph is added prior to the last sentence in the first paragraph under “In which shares can I automatically invest on a systematic basis?” on page 14 of the Prospectus:

Officers, directors, trustees, retirees and employees, and their immediate family members, of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates (“Eligible Investors”) may participate in automatic investments of Select Class Shares of the Fund from their bank account through a Systematic Investment Plan. An Eligible Investor may choose to make an initial investment of an amount less than the required minimum of $1,000 of Select Class Shares of the Fund as long as his or her initial investment is at least $100 and he or she agrees to make regular monthly investments of at least $100.

C.	Item 3 under “Waiver of the Class A Sales Charge” on page 16 of the Prospectus is deleted and replaced with the following:

3.	Bought by officers, directors, trustees, retirees and employees, and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents, and any dependent of the person, as defined in Section 152 of the Internal Revenue Code), of:

•	J.P. Morgan Funds

•	JPMorgan Chase and its subsidiaries and affiliates.

SUP-RELS-910

Officers, directors, trustees, retirees and employees, and their immediate family members, of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates may open new Select Class Shares accounts subject to a $1,000 minimum investment requirement, provided such accounts are opened directly with the Fund and not through a Financial Intermediary. Select Class Shares have lower expenses than Class A Shares. Please call 1-800-480-4111 for more information concerning all of the Fund’s other share classes.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Research Market Neutral Fund
(Select Class Shares)
(a series of JPMorgan Trust I)

Supplement dated September 1, 2010
to the Class A, Class B, Class C and Select Class Share
Prospectus dated February 28, 2010, as supplemented

New Select Class Share Investment Minimum for J.P. Morgan Trustees, Officers and Employees. Effective September 1, 2010, the investment minimum for Select Class Shares purchased by officers, directors, trustees, retirees and employees, and their immediate family member, of J.P. Morgan Funds and JPMorgan Chase & Co. and its subsidiaries and affiliates (collectively “Eligible Investors”) will be lowered from $2,500 to $1,000 for the Research Market Neutral Fund (the “Fund”). In addition, Eligible Investors will be able to open a Select Class Shares account for the Fund for an initial investment of $100 if they sign up for a monthly systematic investment of $100 per month. This minimum is only available if the Select Class Shares account is opened directly with the Fund and not through a Financial Intermediary. All other accounts will continue to be opened as Class A Shares accounts.

Changes to Prospectus Disclosure. The following changes shall be made to the prospectus effective on September 1, 2010:

A.	The fifth paragraph under “How do I open an account?” on page 13 of the Prospectus is deleted and replaced with the following:

Select Class shareholders who hold their shares as a result of the reorganization of certain J.P. Morgan Funds in September 2001 may purchase Select Class Shares without regard to this minimum Select Class accounts of former One Group Funds opened on or before February 18, 2005 are subject to a $200,000 minimum. Officers, directors, trustees, retirees and employees, and their immediate families, of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates may open new Select Class Shares accounts subject to a $1,000 minimum investment requirement, provided such accounts are opened directly with the Fund and not through a Financial Intermediary. Please call 1-800-480-4111 for more information. All other new accounts for officers, directors, trustees, retirees and employees, and their immediate family members, of J.P. Morgan Funds or JPMorgan Chase or its subsidiaries and affiliates will be opened as Class A Shares accounts, which have higher expenses than Select Class Shares.

B.	The following paragraph is added prior to the last sentence in the first paragraph under “In which shares can I automatically invest on a systematic basis?” on page 14 of the Prospectus:

Officers, directors, trustees, retirees and employees, and their immediate family members, of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates (“Eligible Investors”) may participate in automatic investments of Select Class Shares of the Fund from their bank account through a Systematic Investment Plan. An Eligible Investor may choose to make an initial investment of an amount less than the required minimum of $1,000 of Select Class Shares of the Fund as long as his or her initial investment is at least $100 and he or she agrees to make regular monthly investments of at least $100.

C.	Item 3 under “Waiver of the Class A Sales Charge” on page 16 of the Prospectus is deleted and replaced with the following:

3.	Bought by officers, directors, trustees, retirees and employees, and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents, and any dependent of the person, as defined in Section 152 of the Internal Revenue Code), of:

•	J.P. Morgan Funds

•	JPMorgan Chase and its subsidiaries and affiliates.

SUP-RMN-910

Officers, directors, trustees, retirees and employees, and their immediate family members, of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates may open new Select Class Shares accounts subject to a $1,000 minimum investment requirement, provided such accounts are opened directly with the Fund and not through a Financial Intermediary. Select Class Shares have lower expenses than Class A Shares. Please call 1-800-480-4111 for more information concerning all of the Fund’s other share classes.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

J.P. MORGAN U.S. EQUITY FUNDS

JPMORGAN TRUST I

JPMorgan Dynamic Small Cap Growth Fund
JPMorgan Intrepid Multi Cap Fund
JPMorgan Mid Cap Equity Fund
JPMorgan Small Cap Core Fund
JPMorgan Small Cap Equity Fund
JPMorgan U.S. Small Company Fund
JPMorgan Value Advantage Fund

JPMORGAN TRUST II

JPMorgan Intrepid Mid Cap Fund
JPMorgan Market Expansion Index Fund
JPMorgan Mid Cap Growth Fund
JPMorgan Multi Cap Market Neutral Fund
JPMorgan Small Cap Growth Fund
JPMorgan Small Cap Value Fund

J.P. MORGAN MUTUAL FUND INVESTMENT TRUST
JPMorgan Growth Advantage Fund

J.P. MORGAN FLEMING MUTUAL FUND GROUP, INC.
JPMorgan Mid Cap Value Fund
(each a “Fund” and collectively the “Funds”)

Supplement dated September 1, 2010
to the Class A, Class B, Class C and Select Class Share
Prospectus dated November 1, 2009, as supplemented

New Select Class Share Investment Minimum for J.P. Morgan Trustees, Officers and Employees. Effective September 1, 2010, the investment minimum for Select Class Shares purchased by officers, directors, trustees, retirees and employees, and their immediate family members, of J.P. Morgan Funds and JPMorgan Chase & Co. and its subsidiaries and affiliates (collectively “Eligible Investors”) will be lowered from $2,500 to $1,000 for all of the Funds. In addition, Eligible Investors will be able to open a Select Class Shares account for all Funds for an initial investment of $100 if they sign up for a monthly systematic investment of $100 per month. This minimum is only available if the Select Class Shares account is opened directly with the Funds and not through a Financial Intermediary. All other accounts will continue to be opened as Class A Shares accounts.

Changes to Prospectus Disclosure. The following changes shall be made to the prospectus effective on September 1, 2010:

A.	The fifth paragraph under “How do I open an account?” beginning on page 74 of the Prospectus is deleted and replaced with the following:

Employees of JPMorgan Chase and its subsidiaries and affiliates may purchase additional Select Class Shares for Select Class Shares accounts opened on or before February 18, 2005 without regard to this minimum. Officers, directors, trustees, retirees and employees, and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents and any dependent of the person, as defined in Section 152 of the Internal Revenue Code), of

SUP-SC-910

J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates may open new Select Class Shares accounts subject to a $1,000 minimum investment requirement, provided such accounts are opened directly with the Funds and not through a Financial Intermediary. Please call 1-800-480-4111 for more information. All other new accounts for officers, directors, trustees, retirees and employees, and their immediate family members, of J.P. Morgan Funds or JPMorgan Chase or its subsidiaries and affiliates will be opened as Class A Shares accounts, which have higher expenses than Select Class Shares.

B.	The following paragraph is added prior to the last sentence in the first paragraph under “In which shares can I automatically invest on a systematic basis?” on page 76 of the Prospectus:

Officers, directors, trustees, retirees and employees, and their immediate family members, of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates (“Eligible Investors”) may participate in automatic investments of Select Class Shares of the Funds from their bank account through a Systematic Investment Plan. An Eligible Investor may choose to make an initial investment of an amount less than the required minimum of $1,000 of Select Class Shares per Fund as long as his or her initial investment is at least $100 and he or she agrees to make regular monthly investments of at least $100.

C.	Item 3 under “Waiver of the Class A Sales Charge” on page 78 of the Prospectus is deleted and replaced with the following:

3.	Bought by officers, directors, trustees, retirees and employees, and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents, and any dependent of the person, as defined in Section 152 of the Internal Revenue Code), of:

•	J.P. Morgan Funds

•	JPMorgan Chase and its subsidiaries and affiliates.

Officers, directors, trustees, retirees and employees, and their immediate family members, of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates may open new Select Class Shares accounts subject to a $1,000 minimum investment requirement, provided such accounts are opened directly with the Funds and not through a Financial Intermediary. Select Class Shares have lower expenses than Class A Shares. Please call 1-800-480-4111 for more information concerning all of the Funds’ other share classes.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan U.S. Research Equity Plus Fund
(Select Class Shares)
(a series of JPMorgan Trust I)

Supplement dated September 1, 2010
to the Class A, Class C and Select Class Share
Prospectus dated March 31, 2010

New Select Class Share Investment Minimum for J.P. Morgan Trustees, Officers and Employees. Effective September 1, 2010, the investment minimum for Select Class Shares purchased by officers, directors, trustees, retirees and employees, and their immediate families, of J.P. Morgan Funds and JPMorgan Chase & Co. and its subsidiaries and affiliates (collectively “Eligible Investors”) will be lowered from $2,500 to $1,000 for the U.S. Research Equity Plus Fund (the “Fund”). In addition, Eligible Investors will be able to open a Select Class Shares account for the Fund for an initial investment of $100 if they sign up for a monthly systematic investment of $100 per month. This minimum is only available if the Select Class Shares account is opened directly with the Fund and not through a Financial Intermediary. All other accounts will continue to be opened as Class A Shares accounts.

Changes to Prospectus Disclosure. The following changes shall be made to the prospectus effective on September 1, 2010:

A.	The fifth paragraph under “How do I open an account?” beginning on page 12 of the Prospectus is deleted and replaced with the following:

Officers, directors, trustees, retirees and employees, and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents and any dependent of the person, as defined in Section 152 of the Internal Revenue Code), of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates may open new Select Class Shares accounts subject to a $1,000 minimum investment requirement, provided such accounts are opened directly with the Fund and not through a Financial Intermediary. Please call 1-800-480-4111 for more information. All other new accounts for officers, directors, trustees, retirees and employees, and their immediate family members, of J.P. Morgan Funds or JPMorgan Chase or its subsidiaries and affiliates will be opened as Class A Shares accounts, which have higher expenses than Select Class Shares.

B.	The following paragraph is added prior to the last sentence in the first paragraph under “In which shares can I automatically invest on a systematic basis?” on page 14 of the Prospectus:

Officers, directors, trustees, retirees and employees, and their immediate family members, of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates (“Eligible Investors”) may participate in automatic investments of Select Class Shares of the Fund from their bank account through a Systematic Investment Plan. An Eligible Investor may choose to make an initial investment of an amount less than the required minimum of $1,000 of Select Class Shares of the Fund as long as his or her initial investment is at least $100 and he or she agrees to make regular monthly investments of at least $100.

C.	Item 3 under “Waiver of the Class A Sales Charge” on page 16 of the Prospectus is deleted and replaced with the following:

3.	Bought by officers, directors, trustees, retirees and employees, and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents, and any dependent of the person, as defined in Section 152 of the Internal Revenue Code), of:

•	J.P. Morgan Funds

•	JPMorgan Chase and its subsidiaries and affiliates.

SUP-USREP-910

Officers, directors, trustees, retirees and employees, and their immediate family members, of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates may open new Select Class Shares accounts subject to a $1,000 minimum investment requirement, provided such accounts are opened directly with the Fund and not through a Financial Intermediary. Select Class Shares have lower expenses than Class A Shares. Please call 1-800-480-4111 for more information concerning all of the Fund’s other share classes.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

J.P. MORGAN INCOME FUNDS

JPMorgan Inflation Managed Bond Fund
(Select Class Shares)
(a series of JPMorgan Trust I)

Supplement dated September 1, 2010
to the Class A, Class C and Select Class Shares
Prospectus dated March 12, 2010, as supplemented May 21, 2010

New Select Class Share Investment Minimum for J.P. Morgan Trustees, Officers and Employees. Effective September 1, 2010 the investment minimum for Select Class Shares purchased by officers, directors, trustees, retirees, and employees, and their immediate family members of J.P. Morgan Funds and JPMorgan Chase & Co. and its subsidiaries and affiliates (collectively “Eligible Investors”) will be lowered from $2,500 to $1,000 for the JPMorgan Inflation Managed Bond Fund (the “Fund”). In addition, Eligible Investors will be able to open a Select Class Shares account for the Fund for an initial investment of $100 if they sign up for a monthly systematic investment of $100 per month. This minimum is only available if the Select Class Shares account is opened directly with the Fund and not through a Financial Intermediary. All other accounts will continue to be opened as Class A Shares accounts.

Changes to Prospectus Disclosure. The following changes shall be made to the prospectus effective on September 1, 2010:

A.	The fifth and sixth paragraphs under “How do I open an account?” on page 14 of the Prospectus are deleted and replaced with the following:

Officers, directors, trustees retirees, and employees, and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents, and any dependent of the person, as defined in Section 152 of the Internal Revenue Code), of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates may also new Select Class Shares accounts subject to a $1,000 minimum investment requirement provided such accounts are opened directly with the Fund and not through a Financial Intermediary. Please call 1-800-480-4111 for more information. All other new accounts for officers, directors, trustees, retirees and employees and their immediate family members of J.P. Morgan Funds or JPMorgan Chase or its subsidiaries and affiliates will be opened as Class A Shares accounts, which have higher expenses than Select Class Shares.

B.	The following paragraph is added prior to the last sentence in the first paragraph under “In which shares can I automatically invest on a systematic basis?” on page 15 of the Prospectus:

Officers, directors, trustees, retirees and employees, and their immediate family members of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates (“Eligible Investors”) may participate in automatic investments of Select Class Shares of the Fund from their bank account through a Systematic Investment Plan. An Eligible Investor may choose to make an initial investment of an amount less than the required minimum of $1,000 of Select Class Shares as long as his or her initial investment is at least $100 and he or she agrees to make regular monthly investments of at least $100.

C.	Item 3 under “Waiver of the Class A Sales Charge” on page 17 of the Prospectus is deleted and replaced with the following:

3.	Bought by officers, directors, trustees, retirees and employees, and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents, and any dependent of the person, as defined in Section 152 of the Internal Revenue Code) of:

•	J.P. Morgan Funds

•	JPMorgan Chase and its subsidiaries and affiliates.

SUP-IMB-910

Officers, directors, trustees, retirees and employees, and their immediate family members of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates may open new Select Class Shares accounts subject to a $1,000 minimum investment requirement provided such accounts are opened directly with the Fund and not through a Financial Intermediary. Select Class Shares have lower expenses than Class A Shares. Please call 1-800-480-4111 for more information concerning the Fund’s other share classes.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE